Schedules of Investments (Unaudited)
Pax Core Bond Fund	March 31, 2022

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
BONDS: 97.6%
COMMUNITY INVESTMENT NOTES: 0.0% (a)
CEI Investment Note, 2.000%, 11/3/2023 (b)(c)	$298,550	$298,550
(Cost $298,550)

CORPORATE BONDS: 36.3%
COMMUNICATION SERVICES: 2.9%
Alphabet, Inc., 1.900%, 08/15/40	700,000	571,142
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	1,000,000	1,048,695
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,454,147
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,057,844
AT&T, Inc., 2.750%, 06/01/31	2,000,000	1,878,309
AT&T, Inc., 3.100%, 02/01/43	1,500,000	1,300,174
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	1,000,000	961,400
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	1,060,828
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,503,827
Level 3 Financing, Inc., 144A, 3.750%, 07/15/29 (d)	1,000,000	887,490
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (d)	1,000,000	922,105
Magallanes, Inc., 144A, 3.638%, 03/15/25 (d)	750,000	755,478
Magallanes, Inc., 144A, 4.054%, 03/15/29 (d)	1,000,000	1,006,861
Switch, Ltd., 144A, 4.125%, 06/15/29 (d)	1,000,000	986,175
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	1,020,000
T-Mobile USA, Inc., 3.000%, 02/15/41	1,000,000	848,813
Verizon Communications, Inc., 144A, 2.355%, 03/15/32 (d)	1,011,000	913,356
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,411,540
Verizon Communications, Inc., 2.850%, 09/03/41	1,500,000	1,326,135
Verizon Communications, Inc., 3.875%, 03/01/52	1,000,000	1,008,712
		21,923,031

CONSUMER DISCRETIONARY: 2.6%
Amazon.com, Inc., 2.875%, 05/12/41	800,000	740,948
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	837,103
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	675,428
American University, The, 3.672%, 04/01/49	1,000,000	974,759
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	711,901
California Endowment, The, 2.498%, 04/01/51	1,000,000	826,810
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,587,963
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (d)	1,000,000	1,071,012
Ford Motor Co., 3.250%, 02/12/32	2,350,000	2,099,303
Ford Motor Co., 4.750%, 01/15/43	1,000,000	905,705
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	509,640
Home Depot, Inc., The, 2.875%, 04/15/27	750,000	748,865
Local Initiatives Support Corp., 1.000%, 11/15/25	1,000,000	917,453
Lowe's Cos., Inc., 2.800%, 09/15/41	750,000	645,153
Lowe's Cos., Inc., 3.000%, 10/15/50	250,000	213,340
Macy's Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	811,755
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	662,999
Nature Conservancy, The, 3.957%, 03/01/52	750,000	775,668
Starbucks Corp., 4.450%, 08/15/49	2,000,000	2,143,194
Whirlpool Corp., 2.400%, 05/15/31	1,000,000	911,768
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (d)(e)	1,000,000	807,195
		19,577,962

CONSUMER STAPLES: 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.250%, 03/15/26 (d)	1,000,000	946,380

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	1,000,000	971,725
Campbell Soup Co., 2.375%, 04/24/30 (e)	1,000,000	913,271
Capital Impact Partners, 2.300%, 10/15/24	500,000	484,227
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,318,926
CVS Health Corp., 2.125%, 09/15/31	2,000,000	1,790,196
CVS Health Corp., 5.125%, 07/20/45	1,000,000	1,133,243
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	219,000	229,851
General Mills, Inc., 2.875%, 04/15/30	1,000,000	961,977
General Mills, Inc., 2.250%, 10/14/31	750,000	673,988
Kellogg Co., 2.100%, 06/01/30	1,000,000	898,899
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	964,538
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	970,589
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	218,904
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	1,030,780
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	928,768
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	1,120,897
Sysco Corp., 5.950%, 04/01/30	995,000	1,154,719
		16,711,878

ENERGY: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,002,234
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	1,029,207
		2,031,441

FINANCIALS: 12.1%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,399,706
Aflac, Inc., 3.600%, 04/01/30 (e)	1,000,000	1,033,447
Allstate Corp., The, 1.450%, 12/15/30	2,000,000	1,731,712
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,018,751
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	945,880
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	925,179
Bank of America Corp., 1.486%, 05/19/24 (f)	1,650,000	1,627,507
Bank of America Corp., 0.981%, 09/25/25 (f)	2,000,000	1,896,675
Bank of America Corp., 3.559%, 04/23/27 (f)	1,000,000	1,004,994
Bank of America Corp., 2.572%, 10/20/32 (f)	1,000,000	910,369
Bank of America Corp., 4.083%, 03/20/51 (f)	1,000,000	1,035,566
Bank of Montreal, 1.250%, 09/15/26 (e)	2,000,000	1,841,624
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	1,017,243
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	967,496
BNG Bank NV, 144A, 0.500%, 11/24/25 (d)	250,000	231,480
Calvert Impact Capital, Inc., 3.000%, 03/14/25	1,000,000	1,062,930
Century Housing Corp., 0.950%, 02/15/23	1,000,000	993,645
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,745,207
Chubb INA Holdings, Inc., 2.850%, 12/15/51	250,000	217,616
Citigroup, Inc., 1.281%, 11/03/25 (f)	1,500,000	1,429,353
Goldman Sachs Group Inc., The, 0.855%, 02/12/26 (f)	2,500,000	2,334,040
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (f)	750,000	682,029
ING Groep NV, 3.869%, 03/28/26 (f)	1,500,000	1,508,970
JPMorgan Chase & Co., 0.653%, 09/16/24 (f)	3,000,000	2,920,185
JPMorgan Chase & Co., 0.563%, 02/16/25 (f)	2,000,000	1,913,989
JPMorgan Chase & Co., 0.768%, 08/09/25 (f)	2,000,000	1,899,069
JPMorgan Chase & Co., 2.947%, 02/24/28 (f)	1,000,000	978,452
JPMorgan Chase & Co., 3.964%, 11/15/48 (f)	1,000,000	1,027,139
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,002,725
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,019,780
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	5,031,191
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24	1,000,000	953,918
Kreditanstalt fuer Wiederaufbau, 1.250%, 01/31/25	2,000,000	1,932,511
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,955,291
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	932,414

Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	5,000,000	4,652,348
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26	1,500,000	1,407,658
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,135,778
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (d)	3,000,000	2,810,271
Morgan Stanley, 0.560%, 11/10/23 (f)	3,000,000	2,966,750
Morgan Stanley, 3.625%, 01/20/27	2,000,000	2,022,181
Morgan Stanley, 4.457%, 04/22/39 (f)	1,000,000	1,082,713
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,343,601
National Bank of Canada, 0.900%, 08/15/23 (f)	1,750,000	1,740,026
National Bank of Canada, 0.550%, 11/15/24 (f)	1,600,000	1,541,238
NatWest Group, PLC, 2.359%, 05/22/24 (f)	2,000,000	1,985,772
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	926,320
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	508,893
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,488,875
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	235,995
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,089,794
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	1,891,977
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,925,725
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,000,001
Toronto-Dominion Bank, The, 2.800%, 03/10/27 (e)	750,000	738,491
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,043,644
Truist Financial Corp., 1.267%, 03/02/27 (f)	2,500,000	2,321,233
USAA Capital Corp., 144A, 2.125%, 05/01/30 (d)	1,000,000	923,397
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	1,000,000	936,525
		89,847,289

HEALTH CARE: 3.7%
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	988,476
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	1,041,765
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,809,625
Amgen, Inc., 1.900%, 02/21/25	500,000	486,813
Amgen, Inc., 3.000%, 02/22/29	750,000	737,491
Anthem, Inc., 2.375%, 01/15/25	1,000,000	987,742
Anthem, Inc., 1.500%, 03/15/26	500,000	471,644
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,040,536
Anthem, Inc., 2.250%, 05/15/30	1,000,000	919,542
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	1,000,000	988,785
Becton Dickinson & Co., 3.363%, 06/06/24	454,000	458,424
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,017,591
Becton Dickinson & Co., 1.957%, 02/11/31	500,000	442,446
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	1,092,918
Bristol-Myers Squibb Co., 3.550%, 03/15/42	1,000,000	991,092
Danaher Corp., 2.600%, 10/01/50	1,000,000	828,238
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	1,000,000	948,750
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	877,465
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	934,966
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	933,761
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	864,265
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,323,038
Pfizer, Inc., 1.750%, 08/18/31	2,250,000	2,027,042
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,011,967
Seattle Children's Hospital, 1.208%, 10/01/27	1,000,000	898,684
Thermo Fisher Scientific, Inc., 1.750%, 10/15/28	500,000	456,451
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	451,078
UnitedHealth Group, Inc., 3.050%, 05/15/41	750,000	700,976
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	999,423
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,030,386
		27,761,380

INDUSTRIALS: 3.2%
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	995,037
Caterpillar, Inc., 2.600%, 04/09/30	1,000,000	976,679
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,211,210
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	894,201
Masco Corp., 1.500%, 02/15/28	1,000,000	883,498
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	1,000,000	1,003,150
Nature Conservancy, The, 1.861%, 07/01/33	266,000	217,547
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,325,070
Norfolk Southern Corp., 2.900%, 08/25/51	1,500,000	1,302,902
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,701,703
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,333,699
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	960,520
Tesla Energy Operations, Inc., 4.700%, 05/29/25	2,000,000	1,946,013
Union Pacific Corp., 2.400%, 02/05/30 (e)	500,000	474,174
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	947,644
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	2,060,440
Waste Management, Inc., 3.150%, 11/15/27 (e)	2,500,000	2,513,274
Waste Management, Inc., 2.500%, 11/15/50	350,000	282,954
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,393,521
		23,423,236

INFORMATION TECHNOLOGY: 3.2%
Analog Devices, Inc., 2.950%, 04/01/25	1,000,000	1,003,687
Analog Devices, Inc., 1.700%, 10/01/28	750,000	695,258
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,535,595
Apple, Inc., 2.375%, 02/08/41	1,000,000	874,832
Apple, Inc., 2.400%, 08/20/50	1,000,000	827,170
Block, Inc., 144A, 3.500%, 06/01/31 (d)	1,000,000	920,925
Broadcom, Inc., 144A, 3.500%, 02/15/41 (d)	1,000,000	893,332
Dell International, LLC/EMC Corp., 6.020%, 06/15/26	1,000,000	1,085,414
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	1,000,000	1,000,945
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,429,775
HP, Inc., 2.650%, 06/17/31	1,500,000	1,344,708
MasterCard, Inc., 2.950%, 06/01/29	500,000	498,866
MasterCard, Inc., 2.950%, 03/15/51	1,000,000	917,280
Microchip Technology, Inc., 0.972%, 02/15/24	1,000,000	959,750
NetApp, Inc., 3.250%, 12/15/22	671,000	673,185
NetApp, Inc., 1.875%, 06/22/25	1,000,000	958,551
NXP BV/Funding, LLC/USA, Inc., 144A, 2.500%, 05/11/31 (d)	1,500,000	1,359,053
TSMC Arizona Corp., 3.125%, 10/25/41	750,000	687,224
TSMC Global, Ltd., 144A, 1.250%, 04/23/26 (d)	1,000,000	926,982
Visa, Inc., 3.650%, 09/15/47	2,000,000	2,055,334
Western Digital Corp., 2.850%, 02/01/29	1,000,000	918,841
		23,566,707

MATERIALS: 0.3%
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,000,000	903,849
Ecolab, Inc., 2.125%, 08/15/50 (e)	500,000	383,922
Ecolab, Inc., 2.750%, 08/18/55	950,000	787,356
		2,075,127

REAL ESTATE: 2.3%
Alexandria Real Estate Equities, Inc., 2.000%, 05/18/32	500,000	437,904
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	847,422
American Tower Corp., 2.400%, 03/15/25	500,000	487,423
American Tower Corp., 1.600%, 04/15/26	500,000	464,694
American Tower Corp., 3.650%, 03/15/27	500,000	500,277
American Tower Corp., 2.100%, 06/15/30	250,000	218,407
American Tower Corp., 2.950%, 01/15/51	500,000	395,406
Crown Castle International Corp, 1.050%, 07/15/26	1,000,000	906,066

Crown Castle International Corp., 3.300%, 07/01/30	500,000	479,068
Crown Castle International Corp., 2.500%, 07/15/31	500,000	446,929
Equinix, Inc., 1.000%, 09/15/25	1,000,000	921,065
Equinix, Inc., 3.900%, 04/15/32	2,750,000	2,730,804
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	850,000	808,677
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (d)	1,000,000	901,930
Prologis, LP, 1.250%, 10/15/30	500,000	426,387
Prologis, LP, 1.625%, 03/15/31	1,000,000	874,763
SBA Tower Trust, 144A, 1.631%, 11/15/26 (d)	1,000,000	941,582
SBA Tower Trust, 144A, 1.840%, 04/15/27 (d)	2,000,000	1,831,760
Welltower, Inc., 2.050%, 01/15/29	750,000	684,557
Welltower, Inc., 2.750%, 01/15/32	500,000	460,533
Welltower, Inc., 3.850%, 06/15/32	1,500,000	1,514,672
		17,280,326

UTILITIES: 3.4%
AES Corp., The, 1.375%, 01/15/26	2,000,000	1,843,931
AES Corp., The, 2.450%, 01/15/31	1,000,000	898,098
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,881,088
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	999,079
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,000,000	937,270
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	998,096
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,399,884
DTE Electric Co., 3.950%, 03/01/49	1,000,000	1,036,670
Georgia Power Co., 3.250%, 03/15/51	1,000,000	869,945
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	1,000,000	939,195
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (d)	2,000,000	1,780,737
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	2,975,013
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	1,000,000	971,150
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	673,954
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,250,000	1,205,780
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,029,628
Southern Power Co., 0.900%, 01/15/26	500,000	459,216
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,348,561
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)(e)	750,000	718,568
Union Electric Co., 2.150%, 03/15/32	1,000,000	912,458
		24,878,321

TOTAL CORPORATE BONDS
(Cost $284,697,887)		269,076,698

U.S. GOVERNMENT AGENCY BONDS: 1.1%
AGENCY SECURITIES: 1.1%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,010,602
United States International Development Finance Corp., 0.390%, 09/15/26 (f)	1,500,000	1,500,000
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	471,754
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	933,277
United States International Development Finance Corp., 0.360%, 03/15/30 (f)	2,000,000	2,000,000
United States International Development Finance Corp., 3.520%, 09/20/32	1,500,000	1,552,909

TOTAL U.S. GOVERNMENT AGENCY BONDS		8,468,542
(Cost $8,486,445)

GOVERNMENT BONDS: 0.4%
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (d)	500,000	475,410
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (d)	1,500,000	1,407,941
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (d)	1,000,000	891,929

TOTAL GOVERNMENT BONDS		2,775,280
(Cost $2,946,410)

SUPRANATIONAL BONDS: 12.3%
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,930,781
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,939,111
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,780,429
European Investment Bank, 2.500%, 03/15/23	5,000,000	5,033,174
European Investment Bank, 0.250%, 09/15/23	5,000,000	4,865,642
European Investment Bank, 3.125%, 12/14/23	3,000,000	3,043,885
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,140,089
European Investment Bank, 1.375%, 03/15/27 (e)	2,000,000	1,900,685
European Investment Bank, 1.750%, 03/15/29 (e)	800,000	762,673
European Investment Bank, 0.750%, 09/23/30	1,000,000	875,206
European Investment Bank, 1.250%, 02/14/31	2,000,000	1,810,707
Inter-American Development Bank, 0.250%, 11/15/23 (e)	4,000,000	3,875,861
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	3,018,076
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,783,978
Inter-American Development Bank, 1.750%, 03/14/25 (e)	3,000,000	2,935,714
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,818,164
Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,868,786
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,914,905
Inter-American Development Bank, 0.625%, 09/16/27	600,000	539,491
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	2,911,869
International Bank for Reconstruction & Development, 2.125%, 07/01/22	2,000,000	2,005,695
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,811,885
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,723,136
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	464,714
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	906,152
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,399,492
International Bank for Reconstruction & Development, 0.552%, 02/11/31 (f)	2,000,000	2,006,991
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,383,883
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,820,073
International Development Association, 144A, 0.375%, 09/23/25 (d)	3,200,000	2,966,321
International Finance Corp., 0.375%, 07/16/25	1,000,000	931,664
International Finance Corp., 0.750%, 10/08/26	2,250,000	2,086,578
Nordic Investment Bank, 0.375%, 09/20/24	1,500,000	1,426,223
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,784,440

TOTAL SUPRANATIONAL BONDS		91,466,473
(Cost $95,625,944)

MUNICIPAL BONDS: 1.9%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	499,239
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,000,000	1,021,355
California State University, 2.795%, 11/01/41	500,000	423,881
California State University, 2.939%, 11/01/52	905,000	778,305
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,079,030
City of San Francisco CA Public Utilities Commission Water Revenue, 3.303%, 11/01/39	2,000,000	1,900,210
Ford Foundation, The, 2.415%, 06/01/50	750,000	620,314
Massachusetts School Building Authority, 3.395%, 10/15/40	1,000,000	939,595
Ontario Teachers' Finance Trust, 144A, 1.250%, 09/27/30 (d)	1,000,000	885,789
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,336,085
State of California, 7.550%, 04/01/39	2,000,000	2,968,950
University of Massachusetts Building Authority, 6.573%, 05/01/39	125,000	125,403
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,435,676

TOTAL MUNICIPAL BONDS		14,013,832
(Cost $14,713,604)

U.S. TREASURY NOTES: 14.1%
0.125%, 04/15/22 (TIPS)	6,934,500	6,961,073
0.125%, 07/15/24 (TIPS)	4,734,920	4,974,758
0.625%, 01/15/26 (TIPS)	3,548,730	3,791,572
1.875%, 02/28/27	16,000,000	15,597,500
0.375%, 07/15/27 (TIPS)	5,745,100	6,132,609
1.875%, 02/28/29	11,300,000	10,919,508
0.875%, 11/15/30 (e)	2,000,000	1,773,047
1.875%, 02/15/32	5,000,000	4,803,125
5.000%, 05/15/37	2,000,000	2,676,797
2.000%, 11/15/41	30,000,000	27,187,500
1.000%, 02/15/48 (TIPS)	1,139,810	1,436,059
2.250%, 02/15/52	19,500,000	18,698,672

TOTAL U.S. TREASURY NOTES		104,952,220
(Cost $108,264,044)

ASSET-BACKED SECURITIES: 7.0%
CarMax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,987,901
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	1,965,034
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (d)	446,801	414,045
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	694,590	698,913
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (d)	706,822	698,683
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (d)	629,752	615,017
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (d)	335,118	322,244
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (d)	433,127	405,735
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (d)	1,715,164	1,622,309
Foundation Finance Trust 2021-2, 144A, 2.190%, 01/15/42 (d)	682,002	657,398
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (d)	1,000,000	907,695
Helios Issuer, LLC, 144A, 2.980%, 06/20/47 (d)	802,110	726,867
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (d)	995,712	913,486
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (d)	629,469	585,889
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	536,484	544,104
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (d)	579,189	577,247
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	868,340	871,387
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (d)	446,256	434,477
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (d)	522,139	495,032
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (d)	962,506	943,803
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (d)	1,068,953	977,513
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (d)	980,586	901,876
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	509,350	511,263
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	601,066	595,426
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	505,444	497,659
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (d)	903,529	836,804
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (d)	1,099,724	1,035,649
Progress Residential 2021-SFR1, 144A, 1.052%, 04/17/38 (d)	749,337	686,191
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (d)	1,500,000	1,390,338
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (d)	1,364,091	1,308,164
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(f)	1,900,000	1,893,597
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (d)	1,500,000	1,503,164
SoFi Professional Loan Program 2017-E, LLC, 144A, 3.490%, 11/26/40 (d)	750,000	744,111
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (d)	1,800,000	1,793,898
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (d)	500,000	496,069
Sofi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (d)	1,836,665	1,820,484
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (d)	1,684,706	1,664,669
Sunnova Helios II Issuer, LLC 2021-A, 144A, 1.800%, 02/20/48 (d)	448,877	419,449

Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (d)	2,342,252	2,148,009
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (d)	972,251	880,053
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (d)	943,289	909,865
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	924,877	955,051
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (d)	940,390	925,306
Tesla Auto Lease Trust 2019-A, 144A, 5.480%, 05/22/23 (d)	1,000,000	1,010,256
Tesla Auto Lease Trust 2020-A, 144A, 4.640%, 08/20/24 (d)	1,000,000	1,006,844
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (d)	500,000	483,919
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (d)	750,000	725,669
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (d)	500,000	475,868
Towd Point Mortgage Trust 2015-2, 144A, 3.750%, 11/25/57 (d)(f)	666,078	668,845
Towd Point Mortgage Trust 2015-2, 144A, 3.306%, 11/25/60 (d)(f)	2,000,000	2,005,608
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (d)	1,480,552	1,329,488
TRP - TRIP Rail Master Funding, LLC, 144A, 2.150%, 06/19/51 (d)	974,245	903,639
TRP 2021, LLC, 144A, 2.070%, 06/19/51 (d)	987,712	914,364
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	941,856	949,303

TOTAL ASSET-BACKED SECURITIES		51,755,677
(Cost $54,027,335)

MORTGAGE-BACKED SECURITIES: 24.5%
GINNIE MAE (MORTGAGE-BACKED): 0.6%
1.550%, 06/16/36	365,718	365,411
3.020%, 09/15/41	1,690,391	1,700,523
2.860%, 09/16/50 (f)	1,708,206	1,698,162
3.022%, 03/16/55 (f)	746,669	731,562
		4,495,658

FREDDIE MAC (MORTGAGE-BACKED): 5.3%
4.000%, 06/01/26	714,305	736,849
2.939%, 04/25/29	3,000,000	3,032,888
0.704%, 04/25/29 (f)	500,000	459,736
2.412%, 08/25/29	2,000,000	1,931,668
1.503%, 09/25/30	651,000	585,878
1.487%, 11/25/30	2,750,000	2,465,892
1.204%, 09/25/31	723,176	669,951
3.000%, 07/01/33	834,750	823,722
4.500%, 01/01/34	592,336	628,585
3.500%, 01/01/34	742,301	752,407
1.749%, 01/25/34, 144A (d)(f)	500,000	492,174
3.000%, 12/01/34	817,768	826,797
4.000%, 10/01/35	1,151,412	1,195,806
2.500%, 11/01/36	1,552,784	1,504,819
1.949%, 01/25/42, 144A (d)(f)	1,100,000	1,038,588
3.500%, 01/01/44	1,022,986	1,044,618
3.500%, 02/01/45	992,761	1,013,701
3.000%, 06/01/46	1,363,677	1,357,594
3.000%, 01/01/47	1,509,317	1,502,047
4.000%, 08/01/47	373,182	383,904
3.500%, 08/01/47	868,836	880,446
3.500%, 09/01/47	613,932	623,173
3.500%, 10/01/47	757,942	767,704
3.500%, 12/01/47	660,065	669,479
4.000%, 04/01/48	1,473,900	1,520,441
3.500%, 05/01/48	472,362	476,910
3.000%, 12/01/49	1,901,916	1,874,141
3.000%, 02/01/50	3,229,267	3,195,009
3.000%, 03/01/50	1,541,791	1,516,473
3.290%, 03/25/50, 144A (d)(f)	1,080,076	1,085,803

2.500%, 05/01/50	1,609,695	1,542,847
2.000%, 02/01/51	2,730,766	2,544,365
		39,144,415

FANNIE MAE (MORTGAGE-BACKED): 16.9%
2.800%, 02/25/27 (f)	2,536,154	2,561,351
2.906%, 01/25/28 (f)	1,900,000	1,909,217
3.059%, 03/25/28 (f)	1,295,697	1,331,406
3.324%, 06/25/28 (f)	1,835,238	1,897,103
3.554%, 09/25/28 (f)	2,034,000	2,135,193
3.660%, 01/01/29	1,899,382	1,984,688
2.937%, 06/25/29	2,000,000	2,034,056
1.383%, 12/25/30 (f)	2,700,000	2,404,953
3.500%, 07/01/35	674,616	683,795
2.000%, 03/01/36	2,621,121	2,550,336
4.000%, 03/01/38	1,001,632	1,047,097
2.000%, 11/01/40	1,787,733	1,680,964
2.500%, 12/01/40	2,646,599	2,562,849
2.000%, 12/01/40	4,412,217	4,162,205
4.000%, 02/01/41	1,638,489	1,716,381
2.049%, 11/25/41, 144A (d)(f)	1,500,000	1,432,997
4.000%, 01/01/42	1,577,982	1,652,748
3.000%, 01/01/42	2,972,467	2,970,213
3.500%, 01/01/43	1,513,010	1,547,915
3.500%, 08/01/45	1,060,227	1,081,298
4.000%, 09/01/45	533,630	554,741
3.500%, 10/01/45	762,670	776,639
4.000%, 11/01/45	1,142,683	1,190,653
4.000%, 06/01/46	532,364	553,490
3.000%, 06/01/46	1,348,184	1,332,182
4.000%, 07/01/46	773,835	807,803
4.500%, 09/01/46	921,243	983,714
4.000%, 01/01/47	483,988	501,247
4.000%, 05/01/47	1,472,586	1,530,501
4.000%, 06/01/47	1,042,718	1,079,348
3.500%, 06/01/47	925,260	941,544
3.500%, 08/01/47	321,793	324,185
3.500%, 11/01/47	1,233,821	1,252,167
4.000%, 01/01/48	1,050,949	1,090,087
3.500%, 03/01/48	468,416	473,619
3.500%, 04/01/48	1,946,572	1,981,994
3.500%, 06/01/48	1,284,334	1,302,350
3.000%, 10/01/48	377,459	359,788
3.500%, 07/01/49	667,200	674,102
3.500%, 09/01/49	463,732	466,774
3.000%, 09/01/49	622,882	614,036
3.000%, 10/01/49	1,525,800	1,502,169
3.500%, 02/01/50	707,338	711,286
4.000%, 03/01/50	1,313,255	1,347,574
3.000%, 03/01/50	1,045,866	1,025,750
2.500%, 03/01/50	1,854,755	1,778,986
2.500%, 08/01/50	1,962,316	1,878,176
2.500%, 09/01/50	6,408,609	6,137,962
2.000%, 10/01/50	3,438,310	3,221,837
3.000%, 11/01/50	1,550,467	1,524,474
2.500%, 11/01/50	2,033,297	1,947,679
1.500%, 11/01/50	2,627,414	2,357,349
2.500%, 12/01/50	4,086,779	3,913,500
2.000%, 12/01/50	1,742,599	1,624,109
2.500%, 01/01/51	1,703,074	1,630,641

2.500%, 05/01/51	1,666,101	1,594,644
2.500%, 07/01/51	8,618,293	8,247,323
2.000%, 09/01/51	2,949,336	2,743,531
2.500%, 10/01/51	2,954,134	2,826,975
2.000%, 10/01/51	2,932,679	2,728,205
2.500%, 11/01/51	2,955,378	2,828,165
3.500%, 01/01/52	2,846,404	2,869,650
3.000%, 02/01/52	2,994,407	2,936,628
2.500%, 02/01/52	3,978,504	3,807,251
3.500%, 03/01/52	3,000,000	3,019,981
3.500%, 04/01/52	3,000,000	3,019,980
		125,361,554

COMMERCIAL MORTGAGE-BACKED: 1.7%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (d)(f)	1,985,700	1,978,714
Connecticut Avenue Securities Trust 2021-R01, 144A, 1.649%, 10/25/41 (d)(f)	645,000	623,722
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (d)(f)	870,125	834,394
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (d)(f)	1,749,049	1,680,039
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (d)(f)	868,133	833,687
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(f)	1,124,314	1,140,228
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (d)(f)	474,676	473,038
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (d)(f)	662,835	661,055
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (d)(f)	1,407,401	1,378,881
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 1.587%, 03/25/28 (d)(f)	117,756	117,789
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (d)(f)	113,788	114,055
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (d)(f)	1,866,580	1,778,468
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (d)	750,000	699,411
		12,313,481
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $190,220,654)		181,315,108

TOTAL BONDS
(Cost $759,280,873)		724,122,380

CERTIFICATES OF DEPOSIT: 0.0% (a)
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	252,132
(Cost $250,000)

MONEY MARKET: 3.3%
State Street Institutional U.S. Government Money Market Fund, 0.250% (g)(h)	24,230,373	24,230,373
(Cost $24,230,373)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.286% (g)(h)	9,738,975	9,738,975
(Cost $9,738,975)

TOTAL INVESTMENTS: 102.2%
(Cost $793,500,221)		758,343,860

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.3%		(9,738,975)

OTHER ASSETS AND LIABILITIES - (NET):- 0.9%		(6,610,537)

Net Assets: 100.0%		$741,994,348

(a)	Rounds to less than 0.05%.

(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Security of partial position of this security was on loan as of March 31, 2022. The total market value of securities on loan as of March 31, 2022 was $10,402,751.
(f)	Rate shown reflects the accrual rate as of March 31, 2022 on securities with variable or step rates.
(g)	Rate shown represents annualized 7-day yield as of March 31, 2022.
(h)	Premier Class shares

LIBOR-London Inter-bank Offered Rate. Interest rate shown reflects rates in effect as of March 31, 2022.

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

March 31, 2022
Notes to Schedules of Investments

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $510,838, representing 0.07% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,495,895,555	$-	$-	$1,495,895,555
Cash Equivalents	26,113,972	-	-	26,113,972
Total	$1,522,009,527	$-	$-	$1,522,009,527
Small Cap
Common Stocks	$685,014,267	$-	$-	$685,014,267
Cash Equivalents	36,778,972	-	-	36,778,972
Total	$721,793,239	$-	$-	$721,793,239
US Sustainable Economy
Common Stocks	$310,492,088	$-	$-	$310,492,088
Cash Equivalents	2,417,539	-	-	3,417,539
Total	$312,909,627	$-	$-	$312,909,627
Global Sustainable Infrastructure
Common Stocks	$50,855,525	$48,152,589	$-	$99,008,114
Exchange-Traded Funds	-	9,384	-	9,384
Cash Equivalents	1,193,911	-	-	1,193,911
Total	$52,049,436	$48,161,973	$-	$100,211,409
Global Opportunities
Common Stocks	$69,641,310	$59,119,941	$-	$128,761,251
Cash Equivalents	740,193	-	-	740,193
Total	$70,381,503	$59,119,941	$-	$129,501,444
Global Environmental Markets
Common Stocks	$1,466,864,196	$992,841,518	$-	$2,459,705,714
Cash Equivalents	42,763,453	-	-	42,763,453
Total	$1,509,627,649	$992,841,518	$-	$2,502,469,167
Global Women’s Leadership
Common Stocks	$698,657,695	$241,955,656	$-	$940,613,351
Preferred Stocks	-	540,873	-	540,873
Cash Equivalents	4,414,041	-	-	4,414,041
Total	$703,071,736	$242,496,529	$-	$945,568,265
International Sustainable Economy
Common Stocks	$5,034,704	$852,019,280	$-	$857,053,984
Preferred Stocks	-	428,363	-	428,363
Cash Equivalents	13,162,327	-	-	13,162,327
Total	$18,197,031	$852,447,643	$-	$870,644,674
Core Bond
Community Investment Notes	$-	$-	$298,550	$298,550
Corporate Bonds	-	269,076,698	-	269,076,698
U.S. Gov't Agency Bonds	-	8,468,542	-	8,468,542
Government Bonds	-	2,775,280	-	2,775,280
Supranational Bonds	-	91,466,473	-	91,466,473
Municipal Bonds	-	14,013,832	-	14,013,832
U.S. Treasury Notes	-	104,952,220	-	104,952,220
Asset-Backed Securities	-	51,755,677	-	51,755,677
Mortgage-Backed Securities	-	181,315,108	-	181,315,108
Certificates of Deposit	-	252,132	-	252,132
Cash Equivalents	33,969,348	-	-	33,969,348
Total	$33,969,348	$724,075,962	$298,550	$758,343,860
High Yield Bond
Community Investment Notes	$-	$-	$510,838	$510,838
Common Stocks	-	-	0	0
Preferred Stocks	-	2,070,600	0	2,070,600
Corporate Bonds	-	648,216,137	-	648,216,137
Loans	-	13,735,980	-	13,735,980
Medium Term Certificates of Deposit	-	500,000	-	500,000
Certificates of Deposit	-	100,017	-	100,017
Cash Equivalents	18,239,077	-	-	18,239,077
Total	$18,239,077	$664,622,734	$510,838	$683,372,649
Sustainable Allocation
Affiliated Investment Companies	$2,332,558,549	$-	$-	$2,332,558,549
Cash Equivalents	130,512,421	-	-	130,512,421
Total	$2,463,070,970	$-	$-	$2,463,070,970

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 03/31/22	Value at 12/31/21	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 03/31/22
Sustainable Allocation
Large Cap	76,137,343	-	-	76,137,343	$1,132,162,284	$-	$-	$135,599,532	$1,064,400,049
Small Cap	4,377,966	-	-	4,377,966	83,137,569	-	-	1,978,331	73,593,604
Global Sustainable Infrastructure	7,758,860	-	-	7,758,860	78,752,429	-	-	(35,429,140)	76,890,302
Global Opportunities	4,015,222	-	-	4,015,222	68,861,063	-	-	1,646,081	61,633,663
Global Environmental Markets	2,851,724	-	-	2,851,724	72,433,778	-	-	119,350	61,825,367
Global Women's Leadership	1,992,667	-	-	1,992,667	70,400,912	-	-	3,324,388	65,040,639
International Sustainable Economy	15,930,405	-	-	15,930,405	171,411,156	-	-	(4,662,890)	157,551,704
Core Bond	71,152,536	337,700	-	71,490,236	726,467,396	3,307,038	-	(68,875,247)	684,876,463
High Yield	13,284,046	144,245	-	13,428,291	91,394,238	945,649	-	(5,649,769)	86,746,758
Total					$2,495,020,825	$4,252,687	$-	$28,050,637	$2,332,558,549